UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2005

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
Address:                   Two Greenwich Plaza
                           Greenwich, CT 06830

13F File Number: 028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Jeffrey Gelfand
Title:                     Chief Financial Officer
Phone:                     (203) 618-2670

Signature, Place, and Date of Signing:

    /s/ Jeffrey Gelfand        New York, NY                   August 15, 2005
-------------------------------------------                ---------------------
        [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number               Name

      28-____________               Silver Point Capital General Partner, L.L.C.
                                    --------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                            ---------------------------

Form 13F Information Table Entry Total:         36
                                            ---------------------------

Form 13F Information Table Value Total:         $342,283 (in thousands)
                                            ---------------------------

List of Other Included Managers:                None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                              13F INFORMATION TABLE
                                  June 30, 2005

        Column 1                 Column 2          Column 3      Column 4             Column 5               Column 6      Column 7
------------------------------------------------------------------------------------------------------------------------------------


                                 TITLE OF                                       SHARES OR            PUT/   INVESTMENT      OTHER
      NAME OF ISSUER              CLASS             CUSIP           VALUE        PRN AMT    SH/PRN   CALL   DISCRETION     MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
 1 ASPEN TECHNOLOGY INC         COM                045327103    1,040,000.00      200,000     SH           SHARED-DEFINED    NONE
 2 B A S F A G                  SPONSORED ADR      055262505      825,000.00       12,500     SH           SHARED-DEFINED    NONE
 3 COLLINS & AIKMAN CORP NEW    COM NEW            194830204       27,738.80      447,400     SH           SHARED-DEFINED    NONE
 4 EDGE PETE CORP DEL           COM                279862106    3,124,000.00      200,000     SH           SHARED-DEFINED    NONE
 5 EXIDE TECHNOLOGIES           *W EXP 99/99/999   302051123       48,645.00      103,500     SH           SHARED-DEFINED    NONE
 6 FISHER COMMUNICATIONS INC    COM                337756209   13,127,183.81      277,589     SH           SHARED-DEFINED    NONE
 7 GAP INC DEL                  COM                364760108    4,759,750.00      241,000     SH           SHARED-DEFINED    NONE
 8 HUNTSMAN CORP                COM                447011107   11,264,039.00      555,700     SH           SHARED-DEFINED    NONE
 9 PENNEY J C INC               COM                708160106   10,516,000.00      200,000     SH           SHARED-DEFINED    NONE
10 JDA SOFTWARE GROUP INC       COM                46612K108   11,042,014.00      970,300     SH           SHARED-DEFINED    NONE
11 JO-ANN STORES INC            COM                47758P307    3,166,800.00      120,000     SH           SHARED-DEFINED    NONE
12 LAWSON SOFTWARE INC          COM                520780107   20,522,647.00    3,984,980     SH           SHARED-DEFINED    NONE
13 LINENS N THINGS INC          COM                535679104   15,118,740.00      639,000     SH           SHARED-DEFINED    NONE
14 OFFICE DEPOT INC             COM                676220106    5,253,200.00      230,000     SH           SHARED-DEFINED    NONE
15 OFFICEMAX INC DEL            COM                67622P101    4,465,500.00      150,000     SH           SHARED-DEFINED    NONE
16 REMINGTON OIL & GAS CORP     COM                759594302   10,784,970.00      302,100     SH           SHARED-DEFINED    NONE
17 SCHAWK INC                   CLA                806373106    2,587,421.25      121,761     SH           SHARED-DEFINED    NONE
18 SPORTS AUTH INC NEW          COM                84917U109       27,029.99          850     SH           SHARED-DEFINED    NONE
19 SPORT CHALET INC             COM                849163100    1,189,927.71       67,418     SH           SHARED-DEFINED    NONE
20 VALERO ENERGY CORP NEW       COM                91913Y100   15,822,000.00      200,000     SH           SHARED-DEFINED    NONE
21 PETROLEUM GEO SVCS ASA NEW   SPONSORED ADR      716599105   38,250,388.62    1,615,986     SH           SHARED-DEFINED    NONE
22 BUCKEYE TECHNOLOGIES INC     COM                118255108    4,666,435.00      585,500     SH           SHARED-DEFINED    NONE
23 CABLEVISION SYS CORP         CLA NY CABLVS      12686C109      805,000.00       25,000     SH           SHARED-DEFINED    NONE
24 CONSECO INC                  *W EXP 09/10/200   208464123       42,912.80       13,580     SH           SHARED-DEFINED    NONE
25 SMTC CORP                    COM NEW            832682207      415,332.13      506,503     SH           SHARED-DEFINED    NONE
26 SEARS HLDGS CORP             COM                812350106   15,203,262.41      101,443     SH           SHARED-DEFINED    NONE
27 KNOLOGY INC                  COM                499183804    6,500,597.14    3,403,454     SH           SHARED-DEFINED    NONE
28 NRG ENERGY INC               COM NEW            629377508   47,920,184.80    1,274,473     SH           SHARED-DEFINED    NONE
29 PATHMARK STORES INC NEW      COM                70322A101    5,784,788.63      660,364     SH           SHARED-DEFINED    NONE
30 PG&E CORP                    COM                69331C108       35,137.44          936     SH           SHARED-DEFINED    NONE
31 POPE & TALBOT INC            COM                732827100    1,298,700.00      117,000     SH           SHARED-DEFINED    NONE
32 NASDAQ 100 TR                UNIT SER 1         631100104   14,712,000.00      400,000     SH           SHARED-DEFINED    NONE
33 SPDR TR                      UNIT SER 1         78462F103    3,754,170.00       31,500     SH           SHARED-DEFINED    NONE
34 SPRINT CORP                  COM FON            852061100   34,661,834.96    1,381,500     SH           SHARED-DEFINED    NONE
35 TOYS R US INC                COM                892335100   32,755,760.00    1,237,000     SH           SHARED-DEFINED    NONE
36 WESTMORELAND COAL CO         COM                960878106      763,518.00       37,100     SH           SHARED-DEFINED    NONE
                                                                 342,282,628

        Column 1                 Column 2            Column 8
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                                                      VOTING
                                 TITLE OF            AUTHORITY
      NAME OF ISSUER              CLASS                 SOLE       SHARED      NONE
------------------------------------------------------------------------------------
 1 ASPEN TECHNOLOGY INC         COM                   200,000
 2 B A S F A G                  SPONSORED ADR          12,500
 3 COLLINS & AIKMAN CORP NEW    COM NEW               447,400
 4 EDGE PETE CORP DEL           COM                   200,000
 5 EXIDE TECHNOLOGIES           *W EXP 99/99/999      103,500
 6 FISHER COMMUNICATIONS INC    COM                   277,589
 7 GAP INC DEL                  COM                   241,000
 8 HUNTSMAN CORP                COM                   555,700
 9 PENNEY J C INC               COM                   200,000
10 JDA SOFTWARE GROUP INC       COM                   970,300
11 JO-ANN STORES INC            COM                   120,000
12 LAWSON SOFTWARE INC          COM                 3,984,980
13 LINENS N THINGS INC          COM                   639,000
14 OFFICE DEPOT INC             COM                   230,000
15 OFFICEMAX INC DEL            COM                   150,000
16 REMINGTON OIL & GAS CORP     COM                   302,100
17 SCHAWK INC                   CLA                   121,761
18 SPORTS AUTH INC NEW          COM                       850
19 SPORT CHALET INC             COM                    67,418
20 VALERO ENERGY CORP NEW       COM                   200,000
21 PETROLEUM GEO SVCS ASA NEW   SPONSORED ADR       1,615,986
22 BUCKEYE TECHNOLOGIES INC     COM                   585,500
23 CABLEVISION SYS CORP         CLA NY CABLVS          25,000
24 CONSECO INC                  *W EXP 09/10/200       13,580
25 SMTC CORP                    COM NEW               506,503
26 SEARS HLDGS CORP             COM                   101,443
27 KNOLOGY INC                  COM                 3,403,454
28 NRG ENERGY INC               COM NEW             1,274,473
29 PATHMARK STORES INC NEW      COM                   660,364
30 PG&E CORP                    COM                       936
31 POPE & TALBOT INC            COM                   117,000
32 NASDAQ 100 TR                UNIT SER 1            400,000
33 SPDR TR                      UNIT SER 1             31,500
34 SPRINT CORP                  COM FON             1,381,500
35 TOYS R US INC                COM                 1,237,000
36 WESTMORELAND COAL CO         COM                    37,100